Derivatives	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company has entered into interest rate cap and swap agreements for purposes of managing its exposure to interest rate fluctuations. These financial derivative agreements are designated as Cash Flow Hedges.

On November 29, 2022, the Company entered into two interest rate cap agreements ("2022 Caps") with an initial total notional value of $2,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Caps began accruing on December 30, 2022 and the interest rate cap expires on December 31, 2024. The Company pays a fixed rate of 0.42% and receives a variable rate equal to the amount that the three-month SOFR rate exceeds 4.75%.

On November 29, 2022, the Company entered into an interest rate swap agreement ("2022 Swap") with an initial notional value of $1,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Swaps begins accruing on December 31, 2024 and the interest rate swap expires on December 31, 2026. The Company pays a fixed rate of 3.4% and receives a variable rate of interest equal to the three-month SOFR on the 2022 Swap.

The critical terms of the caps and swap are substantially the same as the underlying borrowings. The interest rate caps and swap are accounted for as cash flow hedges as these transactions were executed to hedge the Company's interest payments and for accounting purposes are considered highly effective. As such, the effective portion of the hedges is recorded as unrealized gains (losses) on derivatives in Accumulated Other Comprehensive Income.

The fair value of these cash flow hedges represents the present value of the anticipated net payments the Company will make to the counterparty, which, when they occur, are reflected as interest expense on the consolidate statement of income.
The fair value of the Company’s derivative financial instruments, on a gross basis, and the line items on the accompanying consolidate balance sheets to which they were recorded are summarized in the following table:

		December 31, 2022
		Asset	Liability	Notional
		(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	Other Assets and Liabilities	$12	$3,363	2,100,606
Interest Rate Swap	Other Assets and Liabilities	$—	$307	1,100,606

Total derivatives designated as hedging instruments		$12	$3,670	3,201,213

During 2023, the Company estimates that an additional $3.3 million will be reflected as interest expense in the consolidated statements.

At December 31, 2021 the fair value of the Company's derivative financial instruments was $nil as the Company had no outstanding derivative financial instruments.

The Company recognized $0.1 million of gain within OCI and reclassified $0.1 million of gain from OCI to the income statement for the year end December 31, 2022.